UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.0%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.6%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.4%
Ctrip.com International Ltd., ADR 1                                           16,500   $        679,784
-----------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                         60,000            600,000
-----------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                             17,700            983,943
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                  18,500          1,213,415
-----------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                               75,100          1,931,572
-----------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                        48,100          1,400,672
                                                                                        ------------------
                                                                                              6,809,386
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Overstock.com, Inc. 1                                                         10,900            568,653
-----------------------------------------------------------------------------------------------------------
Provide Commerce, Inc. 1                                                      35,900          1,238,371
                                                                                        ------------------
                                                                                              1,807,024
-----------------------------------------------------------------------------------------------------------
MEDIA--2.5%
Central European Media Enterprises Ltd., Cl. A 1                              27,400          1,011,060
-----------------------------------------------------------------------------------------------------------
Imax Corp. 1                                                                 161,800          1,621,236
                                                                                        ------------------
                                                                                              2,632,296
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
American Eagle Outfitters, Inc.                                               23,600          1,198,880
-----------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                        48,600          1,843,884
-----------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                         13,900            795,775
                                                                                        ------------------
                                                                                              3,838,539
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Deckers Outdoor Corp. 1                                                       23,400            907,218
-----------------------------------------------------------------------------------------------------------
Quicksilver, Inc. 1                                                           53,800          1,607,006
                                                                                        ------------------
                                                                                              2,514,224
CONSUMER STAPLES--0.9%
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Parlux Fragrances, Inc. 1                                                     44,600            992,350
ENERGY--2.6%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Core Laboratories NV 1                                                        33,400            721,106
-----------------------------------------------------------------------------------------------------------
OIL & GAS--1.9%
Arlington Tankers Ltd.                                                        11,800            276,710
-----------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                         38,200            847,658
-----------------------------------------------------------------------------------------------------------
Ship Finance International Ltd.                                                2,933             66,755
-----------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                     23,300            813,636
                                                                                        ------------------
                                                                                              2,004,759
FINANCIALS--2.4%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Hanmi Financial Corp.                                                         19,100            678,623
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Dollar Financial Corp. 1                                                       6,500            104,000
-----------------------------------------------------------------------------------------------------------

1 | Oppenheimer Emerging Growth Fund


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
First Marblehead Corp. (The) 1                                                 8,200   $        527,506
                                                                                        ------------------
                                                                                                631,506
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Encore Capital Group, Inc. 1                                                  28,100            564,529
-----------------------------------------------------------------------------------------------------------
INSURANCE--0.3%
Seabright Insurance Holdings, Inc. 1                                          23,200            276,080
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Redwood Trust, Inc.                                                            8,000            453,280
HEALTH CARE--17.8%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.1%
Gen-Probe, Inc. 1                                                             19,900            971,319
-----------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    49,000          2,588,180
-----------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                              15,800            903,444
-----------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1                                                                61,900            956,355
                                                                                        ------------------
                                                                                              5,419,298
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
Animas Corp. 1                                                                31,500            571,410
-----------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1                                                            23,300            693,175
-----------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                                       2,500             37,900
-----------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                               36,150          1,106,552
-----------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                16,800          1,162,560
-----------------------------------------------------------------------------------------------------------
IntraLase Corp. 1                                                             22,800            524,400
-----------------------------------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                                       2,100             42,315
-----------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                7,100            477,688
-----------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1                                                          32,600            518,014
                                                                                        ------------------
                                                                                              5,134,014

-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Amedisys, Inc. 1                                                              38,400          1,155,840
-----------------------------------------------------------------------------------------------------------
PRA International 1                                                           30,000            726,300
-----------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                 20,400            722,160
-----------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                         53,000          1,239,670
-----------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.                                                   12,000            411,324
                                                                                        ------------------
                                                                                              4,255,294
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
Able Laboratories, Inc. 1                                                     52,000          1,161,680
-----------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                                    38,800            633,216
-----------------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                              18,400            472,144
-----------------------------------------------------------------------------------------------------------
NitroMed, Inc. 1                                                              25,500            654,075
-----------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                                                  37,200            559,860
-----------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc. 1                                               46,400            702,960
                                                                                        ------------------
                                                                                              4,183,935
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Applied Signal Technology, Inc.                                               15,600            459,732
-----------------------------------------------------------------------------------------------------------

2 | Oppenheimer Emerging Growth Fund


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Essex Corp. 1                                                                 34,300    $       609,511
                                                                                        ------------------
                                                                                              1,069,243
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
Forward Air Corp. 1                                                           23,800          1,014,237
-----------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                      12,000            653,520
                                                                                        ------------------
                                                                                              1,667,757
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
Coinstar, Inc. 1                                                              51,900          1,297,500
-----------------------------------------------------------------------------------------------------------
eLong, Inc., Sponsored ADR 1                                                  25,500            380,970
-----------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                  22,800          1,163,028
                                                                                        ------------------
                                                                                              2,841,498
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Energy Conversion Devices, Inc. 1                                             29,800            513,454
-----------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
Ceradyne, Inc. 1                                                              27,800            937,694
-----------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                              36,000          1,005,480
                                                                                        ------------------
                                                                                              1,943,174
-----------------------------------------------------------------------------------------------------------
MARINE--1.6%
UTI Worldwide, Inc.                                                           24,600          1,694,448
INFORMATION TECHNOLOGY--44.3%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.7%
Airspan Networks, Inc. 1                                                      75,700            327,781
-----------------------------------------------------------------------------------------------------------
Audiocodes Ltd. 1                                                             52,200            797,094
-----------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                    37,200            553,908
-----------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                           27,500          1,318,350
-----------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1                                                   85,900            700,944
-----------------------------------------------------------------------------------------------------------
Ixia 1                                                                        71,700          1,112,784
-----------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                             60,000            874,800
-----------------------------------------------------------------------------------------------------------
Tekelec 1                                                                     81,000          1,478,250
                                                                                        ------------------
                                                                                              7,163,911
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.0%
Avid Technology, Inc. 1                                                       38,500          2,427,425
-----------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                             27,900            952,785
-----------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                                             52,400          1,942,468
                                                                                        ------------------
                                                                                              5,322,678
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.7%
Aeroflex, Inc. 1                                                              88,100            847,522
-----------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                                          26,300          1,602,985
-----------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                                 46,400            901,552
-----------------------------------------------------------------------------------------------------------
RadiSys Corp. 1                                                               38,200            666,590
-----------------------------------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1                                                  76,900            332,977
-----------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                     38,800          1,379,728
-----------------------------------------------------------------------------------------------------------

3 | Oppenheimer Emerging Growth Fund


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
WJ Communications, Inc. 1                                                    106,100   $        369,759
                                                                                        ------------------
                                                                                              6,101,113
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.8%
Aladdin Knowledge Systems Ltd. 1                                              54,900          1,388,421
-----------------------------------------------------------------------------------------------------------
Greenfield Online, Inc. 1                                                     54,600            996,996
-----------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                             46,400          2,190,544
-----------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                              41,400          1,344,672
-----------------------------------------------------------------------------------------------------------
Jupitermedia Corp. 1                                                          79,200          1,458,072
-----------------------------------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                                      11,000            463,650
-----------------------------------------------------------------------------------------------------------
Niku Corp. 1                                                                  41,000            807,700
-----------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                      55,400            754,548
                                                                                        ------------------
                                                                                              9,404,603
-----------------------------------------------------------------------------------------------------------
IT SERVICES--3.0%
Euronet Worldwide, Inc. 1                                                     50,000          1,202,500
-----------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                         13,900            796,331
-----------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                              22,300          1,238,319
                                                                                        ------------------
                                                                                              3,237,150
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Metrologic Instruments, Inc. 1                                                30,300            620,999
-----------------------------------------------------------------------------------------------------------
TransAct Technologies, Inc. 1                                                 45,000            856,800
                                                                                        ------------------
                                                                                              1,477,799
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
AMIS Holdings, Inc. 1                                                         32,300            347,548
-----------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                          45,600            535,344
-----------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                             42,300            652,689
-----------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                              62,000            699,980
-----------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                      57,400            210,084
-----------------------------------------------------------------------------------------------------------
Sigmatel, Inc. 1                                                              37,600          1,481,816
-----------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                         69,700            830,127
-----------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                   115,100            873,609
-----------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                  17,100            665,190
-----------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                  35,900            646,200
                                                                                        ------------------
                                                                                              6,942,587
-----------------------------------------------------------------------------------------------------------
SOFTWARE--7.2%
Bottomline Technologies, Inc. 1                                               30,600            429,318
-----------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                15,200            628,824
-----------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                            40,700          1,393,568
-----------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                        11,700            817,830
-----------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd., ADR 1                                  32,500          1,066,000
-----------------------------------------------------------------------------------------------------------
Smith Micro Software, Inc. 1                                                  80,700            602,829
-----------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                        33,200          1,265,916
-----------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                    66,300            832,065
-----------------------------------------------------------------------------------------------------------

4 | Oppenheimer Emerging Growth Fund


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED

Witness Systems, Inc. 1                                                       36,500   $        650,065
                                                                                        -------------------
                                                                                              7,686,415
MATERIALS--0.7%
-----------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alliance Resource Partners LP                                                 10,400            729,456
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
InPhonic, Inc. 1                                                              25,500            641,325
                                                                                        -------------------
Total Common Stocks (Cost $88,022,600)                                                      101,352,854

                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2 (Cost $0)                  6,800             30,641

                                                                           Principal
                                                                              Amount
----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.08% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $1,345,092 on 2/1/05, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a
value of $1,637,129,989 (Cost $1,345,000)                           $      1,345,000          1,345,000
----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $89,367,600)                                  96.3%       102,728,495
----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  3.7          3,974,047

                                                                    --------------------------------------
Net Assets                                                                     100.0%      $106,702,542
                                                                    ======================================

Footnotes to Statement of Investments
1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $30,641, which represents 0.03% of the Fund's net assets, of which $30,641 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $89,631,389
                                              ============

Gross unrealized appreciation                 $15,664,211
Gross unrealized depreciation                  (2,567,105)
                                              ------------
Net unrealized appreciation                   $13,097,106
                                              ============

5 | Oppenheimer Emerging Growth Fund

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities

6 | Oppenheimer Emerging Growth Fund
 at fiscal
period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

ILLIQUID OR RESTRICTED SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                   ACQUISITION                         VALUATION AS OF           UNREALIZED
SECURITY                                  DATE        COST            JANUARY 31, 2005         APPRECIATION
------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc.           6/18/03       $  --         $            30,641      $        30,641
Wts., Exp. 9/20/10


7 | Oppenheimer Emerging Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005